ASSET ACQUISITIONS (Details Narrative) - USD ($)			11 Months Ended
	Dec. 29, 2023	Oct. 31, 2023	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Interest Payable, Current			$ 1,223,116	$ 43,607,033	$ 19,362,859
XCF Global Capital Inc [Member]
Business Combination [Line Items]
Interest Payable, Current			331,259		$ 501,402
Construction in Progress, Gross			12,887,415
Capitalized expenses			35,000
Depreciation			0
XCF Global Capital Inc [Member] | Biodiesel Plant [Member] | NORTH CAROLINA
Business Combination [Line Items]
Construction in Progress, Gross			4,280,207
XCF Global Capital Inc [Member] | Biodiesel Plant [Member] | FLORIDA
Business Combination [Line Items]
Construction in Progress, Gross			$ 8,572,208
XCF Global Capital Inc [Member] | Convertible Promissory Note [Member]
Business Combination [Line Items]
Debt Instrument, Face Amount		$ 23,000,000
Debt Instrument, Maturity Date		Oct. 31, 2024
XCF Global Capital Inc [Member] | Southeast Renewables Convertible Note [Member]
Business Combination [Line Items]
Debt Instrument, Face Amount	$ 23,000,000
Interest Payable, Current	$ 297,425
Common Stock [Member] | XCF Global Capital Inc [Member] | Southeast Renewables Convertible Note [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares	2,329,743
Asset Purchase Agreement [Member] | Common Stock [Member] | XCF Global Capital Inc [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		9,800,000
Southeast Renewables L L C [Member] | Asset Purchase Agreement [Member] | Common Stock [Member] | XCF Global Capital Inc [Member]
Business Combination [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		7,700,000